[Voya Stationery]

J. Neil McMurdie

Senior Counsel

(860) 580-2824

Fax: (860) 580-4897

Neil.McMurdie@voya.com

December 19, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	Voya Retirement Insurance and Annuity Company and its Variable Annuity Account C Prospectus Title: Multiple Sponsored Retirement Options File Nos.: 333-01107 and 811-02513 Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of Voya Retirement Insurance and Annuity Company and its Variable Annuity Account C, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that:

•        The form of the Prospectus Supplement that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

•        The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on December 19, 2014.

If you have any questions, please call the undersigned at 860-580-2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

Windsor Site One Orange Way, C2N Windsor, CT 06095-4774	Voya Services Company